Employee stock incentive plans (Details Textual) - INR (₨)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
DRL Two Thousand Eighteen Plan [Member]
Employee stock incentive plan [Line Items]
Employee Stock Option Treasury Shares Purchased	395,950
Value Of Stock Purchased	₨ 1,006
Equity Shared payment Settled [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	1.93 years	2.09 years
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	₨ 515	₨ 519
Equity Shared payment Settled [Member] | DRL Two Thousand Eighteen Plan [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	994	667
Intrinsic Value of Options exercised	0.35	₨ 0
Intrinsic Value of Options outstanding	159
Intrinsic Value of Options Exercisable	₨ 22
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	₨ 2,914	₨ 0
Cash Settled Share-based Payment [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	1.93 years
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	₨ 97
DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	2,747	₨ 2,056
Intrinsic Value of Options exercised	93	₨ 80
Intrinsic Value of Options outstanding	472
Intrinsic Value of Options Exercisable	₨ 44
Number of instruments in share based payment arrangement available for grant	1,530,779
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	₨ 2,757	₨ 2,445
DRL 2007 Plans [Member] | DRL Two Thousand Seven Plan [Member]
Employee stock incentive plan [Line Items]
Intrinsic Value of Options outstanding	₨ 156
Intrinsic Value of Options Exercisable	27
DRL 2007 Plans [Member] | Equity Shared payment Settled [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	₨ 993	₨ 515
Categories A [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	382,695
Categories B [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Par value of underlying equity shares	₨ 5
Number of instruments in share based payment arrangement available for grant	1,148,084
DRL 2002 Plan [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	₨ 2,746	2,195
Intrinsic Value of Options exercised	193	₨ 281
Intrinsic Value of Options outstanding	725
Intrinsic Value of Options Exercisable	₨ 126
Number of instruments in share based payment arrangement available for grant	2,295,478
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	₨ 2,681	₨ 2,302
DRL 2002 Plan [Member] | Categories A [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	300,000
DRL 2002 Plan [Member] | Categories B [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	1,995,478